Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (2,033)
Net defined benefit liability (asset)	(6,600)	$ (2,033)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(42,515)
Net defined benefit liability (asset)	(47,389)	(42,515)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	40,458
Net defined benefit liability (asset)	40,752	40,458
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	24
Net defined benefit liability (asset)	37	24
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2,626)
Net defined benefit liability (asset)	(7,139)	(2,626)
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(42,397)
Net defined benefit liability (asset)	(47,265)	(42,397)
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	39,747
Net defined benefit liability (asset)	40,089	39,747
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	24
Net defined benefit liability (asset)	37	24
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,163	4,995
Current service cost	(65)	(70)
Past service cost and gains/(losses) from settlements	(231)	0
Service cost	(296)	(70)
Net interest income/(cost) on the net defined benefit asset/(liability)	114	171
Re-measurement effects recognised in other comprehensive income	3,140	(437)
– return on plan assets (excluding interest income)	1,410	6,449
– actuarial gains/(losses)	954	(7,029)
– other changes	776	143
Exchange differences	569	(843)
Contributions by HSBC	449	347
Contributions by employees	0	0
Benefits paid	0	0
Administrative costs and taxes paid by plan	0	0
Net defined benefit liability (asset)	8,139	4,163
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	33,442	32,670
Current service cost	0	0
Past service cost and gains/(losses) from settlements	0	0
Service cost	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	864	1,085
Re-measurement effects recognised in other comprehensive income	1,410	6,449
– return on plan assets (excluding interest income)	1,410	6,449
– actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	3,292	(6,097)
Contributions by HSBC	449	347
Contributions by employees	0	0
Benefits paid	(1,143)	(970)
Administrative costs and taxes paid by plan	(49)	(42)
Net defined benefit liability (asset)	38,265	33,442
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(29,279)	(27,675)
Current service cost	(65)	(70)
Past service cost and gains/(losses) from settlements	(231)	0
Service cost	(296)	(70)
Net interest income/(cost) on the net defined benefit asset/(liability)	(750)	(914)
Re-measurement effects recognised in other comprehensive income	1,730	(6,886)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	954	(7,029)
– other changes	776	143
Exchange differences	(2,723)	5,254
Contributions by HSBC	0	0
Contributions by employees	0	0
Benefits paid	1,143	970
Administrative costs and taxes paid by plan	49	42
Net defined benefit liability (asset)	(30,126)	(29,279)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Current service cost	0	0
Past service cost and gains/(losses) from settlements	0	0
Service cost	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Re-measurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	0	0
Contributions by HSBC	0	0
Contributions by employees	0	0
Benefits paid	0	0
Administrative costs and taxes paid by plan	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,537)	(1,911)
Current service cost	(160)	(235)
Past service cost and gains/(losses) from settlements	218	(40)
Service cost	58	(275)
Net interest income/(cost) on the net defined benefit asset/(liability)	(29)	(44)
Re-measurement effects recognised in other comprehensive income	289	364
– return on plan assets (excluding interest income)	784	671
– actuarial gains/(losses)	(500)	(160)
– other changes	5	(147)
Exchange differences	(70)	(125)
Contributions by HSBC	236	379
Contributions by employees	0	0
Benefits paid	53	75
Administrative costs and taxes paid by plan	0	0
Net defined benefit liability (asset)	(1,000)	(1,537)
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	8,955	8,754
Current service cost	0	0
Past service cost and gains/(losses) from settlements	(833)	(1)
Service cost	(833)	(1)
Net interest income/(cost) on the net defined benefit asset/(liability)	272	294
Re-measurement effects recognised in other comprehensive income	784	671
– return on plan assets (excluding interest income)	784	671
– actuarial gains/(losses)	0	0
– other changes	0	0
Exchange differences	239	(534)
Contributions by HSBC	236	379
Contributions by employees	27	30
Benefits paid	(663)	(623)
Administrative costs and taxes paid by plan	(17)	(15)
Net defined benefit liability (asset)	9,000	8,955
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(10,468)	(10,651)
Current service cost	(160)	(235)
Past service cost and gains/(losses) from settlements	1,051	(39)
Service cost	891	(274)
Net interest income/(cost) on the net defined benefit asset/(liability)	(300)	(337)
Re-measurement effects recognised in other comprehensive income	(486)	(299)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	(491)	(152)
– other changes	5	(147)
Exchange differences	(306)	410
Contributions by HSBC	0	0
Contributions by employees	(27)	(30)
Benefits paid	716	698
Administrative costs and taxes paid by plan	17	15
Net defined benefit liability (asset)	(9,963)	(10,468)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(24)	(14)
Current service cost	0	0
Past service cost and gains/(losses) from settlements	0	0
Service cost	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	(1)	(1)
Re-measurement effects recognised in other comprehensive income	(9)	(8)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses)	(9)	(8)
– other changes	0	0
Exchange differences	(3)	(1)
Contributions by HSBC	0	0
Contributions by employees	0	0
Benefits paid	0	0
Administrative costs and taxes paid by plan	0	0
Net defined benefit liability (asset)	(37)	(24)
Pension Plan | Normal | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	58	64
Pension Plan | Normal | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	58	64
Pension Plan | Normal | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Normal | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Normal | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	215	207
Pension Plan | Normal | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	215	207
Pension Plan | Normal | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Normal | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Special | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	391	283
Pension Plan | Special | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	391	283
Pension Plan | Special | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Special | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Special | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	21	172
Pension Plan | Special | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	21	172
Pension Plan | Special | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Special | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Contributions by HSBC	0	0
Pension Plan | Actives | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(7,066)
Net defined benefit liability (asset)	(5,837)	(7,066)
Pension Plan | Actives | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(5,066)
Net defined benefit liability (asset)	(5,084)	(5,066)
Pension Plan | Deferreds | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(9,219)
Net defined benefit liability (asset)	(8,745)	(9,219)
Pension Plan | Deferreds | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2,306)
Net defined benefit liability (asset)	(1,663)	(2,306)
Pension Plan | Pensioners | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(12,994)
Net defined benefit liability (asset)	(15,544)	(12,994)
Pension Plan | Pensioners | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3,096)
Net defined benefit liability (asset)	$ (3,216)	$ (3,096)